Accumulated Other Comprehensive Income (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Details
Reclassifications of AOCI related to unrealized investment gains (losses) reclassified to net incom	$ 0	$ 0